Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($)		12 Months Ended
	Sep. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale			$ 12,705,000
Impairment Loss	$ (400,000)
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Estimated) Net sale price, beginning balance		$ 0
Assets held for sale beginning balance		12,705,000
Assets sold from assets held for sale			12,705,000
(Estimated) Net sale price, ending balance		0	0
Assets held for sale ending balance		0	12,705,000
Impairment Loss		0
(Expected) Gain		8,298,000
Vessels | Book Value
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance		0
Assets held for sale ending balance		0	0
Vessels | Non-current assets held for sale | Finesse
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		21,003,000
Assets sold from assets held for sale		12,705,000
Impairment Loss		0
(Expected) Gain		8,298,000
Vessels | Non-current assets held for sale | Finesse | Book Value
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		12,705,000
Vessels | tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance		12,705,000
Assets held for sale ending balance		0	12,705,000
Vessels | FSO
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance		0
Assets held for sale ending balance		$ 0	$ 0